PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of property and equipment

								Battery Material
							Mine under	Demonstration Plant
	Land	Buildings	Equipment	Computers	Furniture	Rolling stock	construction	under construction	Total
	$	$	$	$	$	$	$	$	$
COST
Balance as at January 1, 2021	507	2,642	—	56	70	24	—	1,206	4,505
Acquisition	1,905	149	163	132	—	29	18,032	17,680	38,090
Write-Off/Disposals	—	—	—	(47)	(45)	—	—	—	(92)
Balance as at December 31, 2021	2,412	2,791	163	141	25	53	18,032	18,886	42,503
ACCUMULATED DEPRECIATION
Balance as at January 1, 2021	—	219	—	39	32	8	—	—	298
Depreciation	—	111	19	30	22	7	—	—	189
Write-Off/Disposals	—	—	—	(44)	(43)	—	—	—	(87)
Balance as at December 31, 2021	—	330	19	25	11	15	—	—	400
Net book value as at December 31, 2021	2,412	2,461	144	116	14	38	18,032	18,886	42,103

								Battery Material
							Mine under	Demonstration Plant
	Land	Buildings	Equipment	Computers	Furniture	Rolling stock	construction	under construction	Total
	$	$	$	$	$	$	$	$	$
COST
Balance as at January 1, 2020	467	2,430	63	47	70	9	—	—	3,086
Acquisition	40	212	—	9	—	15	—	1,206	1,482
Write-Off/Disposals	—	—	(63)	—	—	—	—	—	(63)
Balance as at December 31, 2020	507	2,642	—	56	70	24	—	1,206	4,505
ACCUMULATED DEPRECIATION
Balance as at January 1, 2020	—	118	59	14	19	4	—	—	214
Depreciation	—	101	2	25	13	4	—	—	145
Write-Off/Disposals	—	—	(61)	—	—	—	—	—	(61)
Balance as at December 31, 2020	—	219	—	39	32	8	—	—	298
Net book value as at December 31, 2020	507	2,423	—	17	38	16	—	1,206	4,207